INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Inventories (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Inventories
Goods in transit	$ 3,620,606	$ 4,340,232	$ 1,169,303
Supplies	24,893,187	17,534,434	6,320,594
Agricultural products	28,436,830	47,284,512	21,984,626
Inventories	140,426,975	126,044,122	61,037,551
Net of agricultural products	111,990,145	78,759,610	39,052,925
Inventory recognized as expense	212,200,000	190,300,000	102,400,000
Seeds
Inventories
Inventories	1,542,159	1,183,915	404,774
Resale products
Inventories
Inventories	58,544,931	35,080,737	21,368,521
Manufactured products
Inventories
Inventories	25,881,761	21,725,042	10,902,683
Allowance for obsolescences
Inventories
Inventories	$ (2,492,499)	$ (1,104,750)	$ (1,112,950)